GOODWILL (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,188
Goodwill, ending balance	$ 2,371	$ 2,188
Number of Cash Generating Units | item	4
Reconstruction
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 551
Goodwill, ending balance	$ 566	551
Pre-tax discount rate	10.00%
Increase in discount rates	29.50%
Reconstruction | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	1.00%
Reconstruction | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	10.60%
Reconstruction | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Other Surgical Devices
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 1,351
Goodwill, ending balance	$ 1,501	1,351
Pre-tax discount rate	10.00%
Increase in discount rates	16.60%
Other Surgical Devices | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	1.00%
Other Surgical Devices | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	9.00%
Other Surgical Devices | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 286
Goodwill, ending balance	$ 304	286
Pre-tax discount rate	10.00%
Increase in discount rates	26.30%
Advanced Wound Management | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Advanced Wound Management | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	17.30%
Advanced Wound Management | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,188	2,012
Exchange adjustment	51	(35)
Acquisitions	132	211
Goodwill, ending balance	$ 2,371	$ 2,188